POST-EMPLOYMENT BENEFITS - Amounts recognized in Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in Other Comprehensive Income
Actuarial gains (losses) recognized in OCI in the year net of deferred taxes - Social Security Program	R$ (2,304,304)	R$ (2,075,470)	R$ (52,439)